SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ (174,048)	¥ (1,200,444)	¥ (1,183,483)	¥ (615,958)
Change in fair value of warrant liabilities			(29,011)	(61,454)
Loss before income taxes	(141,540)	(976,241)	(893,332)	(424,110)
Income tax expense	50	342	(11,120)	(1,127)
Net loss attributable to Cloopen Group Holding Limited	(141,345)	(974,898)	(903,859)	(425,232)
Accretion and modification of Redeemable Convertible Preferred Shares			4,878,652
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders				(14,729)
Net loss attributable to ordinary shareholders	$ (141,345)	(974,898)	(5,782,511)	(1,579,069)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating expenses		(238,074)	(280,773)	(120,031)
Change in fair value of warrant liabilities			(29,011)	(61,465)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries		(736,824)	(594,075)	(243,736)
Loss before income taxes		(974,898)	(903,859)	(425,232)
Income tax expense
Net loss attributable to Cloopen Group Holding Limited		(974,898)	(903,859)	(425,232)
Accretion and modification of Redeemable Convertible Preferred Shares			(4,878,652)	(1,139,108)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders				(14,729)
Net loss attributable to ordinary shareholders		¥ (974,898)	¥ (5,782,511)	¥ (1,579,069)